SCHEDULE OF COMMON STOCK WARRANTS ISSUED AND OUTSTANDING (Details)	9 Months Ended
Dec. 31, 2021 USD ($)
Share-Based Payment Arrangement [Abstract]
Warrants outstanding beginning balance
Common warrants issued	34,666,667
Pre-funded warrants issued	16,833,333
Warrants outstanding Ending balance	$ 51,500,000